Risk Management Section - Other Additional information (Detail) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			€ 876,444.0	€ 836,747.0
Threshold amount			1,391.0
Provisions	[1]		1,011.0	1,713.0
Increase (Decrease) Of Forborne Assets		€ (240.0)	€ (1,700.0)
Decrease of forborne assets, percentage			14.00%
Forborne assets			€ 10,140.0	€ 11,819.0
Percentage of forborne assets			1.40%	1.60%
Increase decrease in Basis point value per currency			€ (5.5)
BPV impact			€ (12.8)
Common equity tier one ratio probability of drop			1.00%
Drop in common equity tier one ratio			0.23%
Investments in associates and joint ventures			€ 1,203.0	€ 1,088.0
Securities held at fair value through other comprehensive income			3,228.0	3,983.0
Revaluation reserve			1,914.0	2,474.0
Increase (decrease) in financial assets			(560.0)
Revaluation reserve relating to equity securities held in available-for-sale portfolio			(42.0)
Total real estate exposure			€ 913.0	€ 934.0
Loan-to-Deposit ratio			1.07%	1.05%
Settlement with the Dutch Authorities			€ 775.0
Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			11,102.0	€ 12,481.0
Office [member]
Financial assets provisions [line items]
Total real estate exposure			791.0	785.0
Fair Value Through Profit Or Loss [member]
Financial assets provisions [line items]
Total real estate exposure			100.0
At cost [member]
Financial assets provisions [line items]
Total real estate exposure			800.0
Netherlands [member]
Financial assets provisions [line items]
Settlement with the Dutch Authorities			775.0
Netherlands [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			3,122.0
Europe [member]
Financial assets provisions [line items]
Total real estate exposure			827.0	824.0
Rest of Europe [Member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			3,248.0
Performing [member]
Financial assets provisions [line items]
Forborne assets			5,959.0	5,849.0
Non-performing [member]
Financial assets provisions [line items]
Forborne assets			€ 4,181.0	€ 5,969.0
Non-performing [member] | Netherlands [member]
Financial assets provisions [line items]
Percentage of forborne assets			23.00%	23.00%
Minimum [member]
Financial assets provisions [line items]
Threshold amount			€ 888.0
Maximum [member]
Financial assets provisions [line items]
Threshold amount			3,333.0
Wholesale Banking [member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			(1,000.0)
Forborne assets			€ 5,130.0	€ 6,162.0
Percentage of forborne assets			1.80%	2.10%
Wholesale Banking [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			€ 4,370.0	€ 5,385.0
Wholesale Banking [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets			€ 1,148.0	€ 1,593.0
Percentage of forborne assets			22.00%	26.00%
Wholesale Banking [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets			€ 378.0	€ 428.0
Wholesale Banking [member] | Rest of Europe [Member]
Financial assets provisions [line items]
Forborne assets			1,896.0	2,456.0
Wholesale Banking [member] | Performing [member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			300.0
Forborne assets			3,100.0	2,776.0
Wholesale Banking [member] | Performing [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets			687.0	816.0
Wholesale Banking [member] | Performing [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets			300.0	291.0
Wholesale Banking [member] | Performing [member] | Rest of Europe [Member]
Financial assets provisions [line items]
Forborne assets			1,081.0	867.0
Wholesale Banking [member] | Non-performing [member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			(1,400.0)
Forborne assets			2,029.0	3,386.0
Wholesale Banking [member] | Non-performing [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets			461.0	777.0
Wholesale Banking [member] | Non-performing [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets			78.0	137.0
Wholesale Banking [member] | Non-performing [member] | Rest of Europe [Member]
Financial assets provisions [line items]
Forborne assets			815.0	1,589.0
Retail Banking [Member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			(600.0)
Forborne assets			€ 5,010.0	€ 5,657.0
Percentage of forborne assets			1.20%	1.30%
Retail Banking [Member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets			€ 2,461.0	€ 3,036.0
Percentage of forborne assets			49.00%	54.00%
Retail Banking [Member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets			€ 3.0	€ 2.0
Retail Banking [Member] | Rest of Europe [Member]
Financial assets provisions [line items]
Forborne assets			656.0	639.0
Retail Banking [Member] | Performing [member]
Financial assets provisions [line items]
Forborne assets			2,858.0	3,074.0
Retail Banking [Member] | Non-performing [member]
Financial assets provisions [line items]
Forborne assets			€ 2,152.0	€ 2,583.0
Retail Banking [Member] | Non-performing [member] | Netherlands [member]
Financial assets provisions [line items]
Percentage of forborne assets			44.00%	51.00%
Retail Banking [Member] | Non-performing exposure [member]
Financial assets provisions [line items]
Forborne assets			€ 2,152.0	€ 2,583.0
Retail Banking [Member] | Non-performing exposure [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets			946.0	1,309.0
Retail Banking [Member] | Non-performing exposure [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets			1.0
Retail Banking [Member] | Non-performing exposure [member] | Rest of Europe [Member]
Financial assets provisions [line items]
Forborne assets			259.0	297.0
Corporate Line [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			313.0	308.0
Loans to consumers [member] | Retail Banking [Member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			(400.0)
Natural resources [Member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			1,022.0	€ 1,742.0
Natural resources [Member] | Netherlands [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			105.0
Natural resources [Member] | Rest of Europe [Member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			169.0
Natural resources [Member] | Wholesale Banking [member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			€ 500.0
Percentage of forborne assets			65.00%	72.00%
Natural resources [Member] | Wholesale Banking [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			€ 925.0	€ 1,673.0
Natural resources [Member] | Wholesale Banking [member] | Non-performing [member]
Financial assets provisions [line items]
Percentage of forborne assets			67.00%	73.00%
Real estate [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			€ 1,159.0	€ 1,523.0
Real estate [member] | Netherlands [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			369.0
Real estate [member] | Rest of Europe [Member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			542.0
Real estate [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			500.0
Real estate [member] | Wholesale Banking [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans			823.0	€ 1,149.0
Builders And Contractors [Member] | Wholesale Banking [member]
Financial assets provisions [line items]
Increase (Decrease) Of Forborne Assets			€ 300.0

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.